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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001

Check here if Amendment  [  ]                     Amendment No.:    _______
         This Amendment (Check only one):         [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts    April 26, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     78

Form 13F Information Table Value Total:     $84,053 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair















                                      -2-


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                           FORM 13F INFORMATION TABLE

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

COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6        COLUMN 7        COLUMN 8

Name of Issuer         Title of Class     CUSIP      Value    Shrs or  Sh/ Put/    Investment         Other       Voting Authority
                                                   (X $1000)  Prn Amt  Prn Call    Discretion       Managers     Sole  Shared  None


Agilent Tech               Common       00846U101      293      9,535     SH      Shared - Other   1, 2, 3, 4, 5  9,535

American Int'l             Common       026874107    2,818     35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

Amerigas Partners          Common       030975106      705     35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000
Common Units

Anadarko Pet.              Common       032511107      942     15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

Apache                     Common       037411105     1,440    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Applied Material Inc       Common       038222105     1,305    30,000     SH      Shared - Other   1, 2, 3, 4, 5  30,000

Avalonbay Comms 8.96%    Preferred      053484606       255    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000
Series G Prfd

Bed, Bath & Beyond         Common       075896100       491    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

BP Prudhoe                 Common       055630107       330    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Buckeye Partners L P       Common       118230101     3,362   100,000     SH      Shared - Other   1, 2, 3, 4, 5 100,000
Unit LTD Partnership

Cardinal Health            Common       14149Y108     2,419    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Cendant Corp               Common       151313103     1,004    68,785     SH      Shared - Other   1, 2, 3, 4, 5  68,785

Chase Capital IV         Preferred      16147N208       301    12,000     SH      Shared - Other   1, 2, 3, 4, 5  12,000
Preferred

Chase PFD Cap Corp       Preferred      161637202       630    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000
Ser A 8.10% PFD

Citigroup                  Common       172967101     2,999    66,666     SH      Shared - Other   1, 2, 3, 4, 5  66,666

Conagra Cap L C 9.35%    Preferred      20588V406       457    18,000     SH      Shared - Other   1, 2, 3, 4, 5  18,000
Ser C Prd

Conseco Inc                Common       208464107       181    11,268     SH      Shared - Other   1, 2, 3, 4, 5  11,268

Cypress                    Common       232806109       443    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Duff & Phelps Util &       Common       26432K108       480    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000
Corp BD TR

E M C Corp                 Common       268648102       441    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

EL Pas Energy              Common       28368B102     4,056   130,000     SH      Shared - Other   1, 2, 3, 4, 5 130,000

Elan PLC                   Common       284131208     1,306    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Enron Corp                 Common       293561106       581    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000

Enron Toprs 8.125% Pfd   Preferred      29357P201       624    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Ensco Int'l                Common       26874Q100       525    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

Eott Energy                Common       294103106       237    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

Exxon Mobil Corp           Common       30231G102     1,620    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Gables Residential       Preferred      362418204       233    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000
Trust PFD A

General Electric Co        Common       369604103     1,884    45,000     SH      Shared - Other   1, 2, 3, 4, 5  45,000

HL&P Capital Trust I     Preferred      404202202       249    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000
8.125% Tr Pfd Ser A

Hospitality Prop.          Common       44106M102     1,056    40,000     SH      Shared - Other   1, 2, 3, 4, 5  40,000

HSBC Bank                Preferred      44328M302       758    30,000     SH      Shared - Other   1, 2, 3, 4, 5  30,000

Integrated Device          Common       458118106     1,036    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

Intel Corp                 Common       458140100       921    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

Int'l Business             Common       459200101     1,443    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

Ivax Corp                  Common       465823102       630    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

J.P. Morgan Chase          Common       46625H100     2,245    50,000     SH      Shared - Other   1, 2, 3, 4, 5  50,000

Johnson & Johnson          Common       478160104     3,499    40,000     SH      Shared - Other   1, 2, 3, 4, 5  40,000

Kansas City Power          Common       485134100       738    30,000     SH      Shared - Other   1, 2, 3, 4, 5  30,000

Kinder Morgan Energy       Common       494550106     5,048    80,000     SH      Shared - Other   1, 2, 3, 4, 5  80,000
Partners KL Unit LTD
Partnership INT

Knightsbridge Tankers      Common         299G106       611    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000
LTD

Lakehead Pipe Line         Common       511557100     1,101    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000
Partners L P Pref Unit

Liberty Property Trust     Common       531172104     1,130    40,000     SH      Shared - Other   1, 2, 3, 4, 5  40,000
SBI

McData Corp - A            Common       580031201        24     1,288     SH      Shared - Other   1, 2, 3, 4, 5   1,288

Merck & Co.                Common       589331107     1,518    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Merrill Lynch              Common       590188108     1,939    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

MicroSoft                  Common       594918104     1,094    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Morgan Stanley             Common       617446448     1,873    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

National Semi Conductor    Common       637640103        69    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Noble Affiliates           Common       654894104       835    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Oracle                     Common       68389X105       150    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000

PictureTel                 Common       720035104        18    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

PictureTel New             Common       720035302        83    30,000     SH      Shared - Other   1, 2, 3, 4, 5  30,000

Plum Creek Timber Co Inc.  Common       729251108       726    30,000     SH      Shared - Other   1, 2, 3, 4, 5  30,000

PP&L Cap Tr Tr           Preferred      693497208       375    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000
Originated Pfd Secs
8.20%

Progress Energy            Common       743263105       861    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Progress Energy CVO        Common       743263AA3         0    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

Public Storage Inc       Preferred      74460D828       246    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000
Depositary PSA Sh

Public Storage Preferred Preferred      74460D711       253    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000
8.6%

PWG Capital Trust II     Preferred      69366F208       379    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000
8.08% PFD

Royal Bank of Scotland   Preferred      780097853       525    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Shop At Home Inc Ser A   Preferred      825066400         9       692     SH      Shared - Other   1, 2, 3, 4, 5     692
PFD

SJG Cap TR PFD Secs      Preferred      78427Q202       495    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000
8.35%
Spinnaker                  Common       84855W109       656    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

State Street               Common       857477103     1,401    15,000     SH      Shared - Other   1, 2, 3, 4, 5  15,000

Sun Micro Systems          Common       866810104       154    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000

Tellabs                    Common       879664100       814    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Texas Instruments          Common       882508104       310    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000

Titan Corp.                Common       888266103       449    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000

TXU Corp                   Common       873168108     1,653    40,000     SH      Shared - Other   1, 2, 3, 4, 5  40,000

Tyco                       Common       902124106     2,594    60,000     SH      Shared - Other   1, 2, 3, 4, 5  60,000

UDS Capital I G          Preferred      902655208       616    25,000     SH      Shared - Other   1, 2, 3, 4, 5  25,000
Preferred SEC 8.32%

UnumProvident            Preferred      91529Y205       251    10,000     SH      Shared - Other   1, 2, 3, 4, 5  10,000

Verizon                    Common       92343V104     1,726    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

Washington Mtl             Common       939322103     1,916    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

Watson                     Common       942683103     1,052    20,000     SH      Shared - Other   1, 2, 3, 4, 5  20,000

Wellpoint                  Common       94973H108     3,336    35,000     SH      Shared - Other   1, 2, 3, 4, 5  35,000

Wells Fargo                Common       949746101     2,226    45,000     SH      Shared - Other   1, 2, 3, 4, 5  45,000

                                                     84,053

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